Loans portfolio (Tables)	12 Months Ended
Dec. 31, 2019
Loans
Financial investments
Schedule of amounts included in the statement of financial position

	31 Dec 2019 $m				31 Dec 2018 $m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans	loans			loans	loans
	note (i)	note (ii)	loans	Total	note (i)	note (ii)	loans	Total
Asia
With-profits	—	1,089	374	1,463	—	926	83	1,009
Non-linked shareholder-backed	165	316	19	500	199	288	259	746
US
Non-linked shareholder-backed	9,904	4,707	—	14,611	9,406	4,688	—	14,094
Other operations	—	9	—	9	—	—	—	—
Total continuing operations	10,069	6,121	393	16,583	9,605	5,902	342	15,849
Total discontinued UK and Europe operations					5,241	4	1,844	7,089
Total Group					14,846	5,906	2,186	22,938

Notes

(i)	All mortgage loans are secured by properties.
(ii)

In the US, $3,587 million of policy loans held at 31 December 2019 (31 December 2018: $3,544  million) are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.